DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS

July 31, 2022

(Unaudited)

Shares	Description	Value

COMMON STOCKS & MLP INTERESTS - 111.8%

	ELECTRIC, GAS AND WATER - 77.1%
1,836,310	Alliant Energy Corp. (a)	$111,886,368
1,284,930	Ameren Corp. (a)(b)	119,652,682
1,174,090	American Electric Power Co., Inc. (a)	115,718,310
450,675	American Water Works Co. (a)(b)	70,052,922
794,750	Atmos Energy Corp. (a)	96,474,702
389,700	Black Hills Corp.	30,084,840
4,041,970	CenterPoint Energy, Inc. (a)	128,090,029
1,515,130	CMS Energy Corp. (a)	104,134,885
1,332,980	Dominion Energy, Inc. (a)	109,277,700
406,200	DTE Energy Co. (a)	52,927,860
6,934,037	EDP-Energias de Portugal, S.A. (Portugal)	34,920,119
1,296,855	Emera Inc. (Canada)	61,444,623
5,332,200	Enel S.p.A. (Italy)	26,690,088
494,520	Entergy Corp. (a)(b)	56,934,088
1,351,560	Essential Utilities, Inc. (a)(b)	70,200,026
1,559,691	Evergy, Inc. (a)	106,464,508
1,298,470	Eversource Energy (a)	114,551,023
1,138,500	FirstEnergy Corp. (a)	46,792,350
981,900	Fortis Inc. (Canada)	46,353,558
3,539,400	Iberdrola, S.A. (Spain)	37,641,290
3,389,100	National Grid plc (United Kingdom)	46,665,287
973,500	New Jersey Resources Corp. (a)(b)	44,965,965
1,122,735	NextEra Energy, Inc. (a)(b)	94,859,880
650,910	Nextera Energy Partners, LP	53,856,293
2,499,280	NiSource Inc. (a)	75,978,112
800,000	Northwest Natural Holding Co.	42,936,000
2,180,100	OGE Energy Corp. (a)(b)	89,558,508
576,000	ONE Gas, Inc. (a)	48,925,440
1,781,700	PG&E Corp.	19,349,262
810,450	Pinnacle West Capital Corp. (a)	59,543,762
1,720,550	Public Service Enterprise Group Inc. (a)	112,988,519
757,780	Sempra Energy (a)	125,639,924
1,243,595	Southern Co. (a)	95,620,020
776,340	Spire Inc. (a)	58,411,822
975,980	WEC Energy Group, Inc. (a)	101,316,484
1,406,600	Xcel Energy Inc. (a)(b)	102,934,988

		2,713,842,237

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2022

(Unaudited)

Shares	Description	Value

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION - 19.8%
523,000	Cheniere Energy, Inc.	$78,230,340
681,000	DCP Midstream LP	23,085,900
240,000	DT Midstream Inc.	13,207,200
890,945	Enbridge Inc. (Canada)	40,030,159
4,750,062	Energy Transfer Equity LP	53,723,201
1,631,000	Enterprise Products Partners LP	43,596,630
148,280	Enviva Inc.	10,324,736
515,000	Golar LNG Limited* (Bermuda)	11,520,550
500,000	Hess Midstream LP Class A	15,210,000
540,000	Keyera Corp. (Canada)	13,987,279
1,425,026	Kinder Morgan, Inc. (a)	25,636,218
187,090	Magellan Midstream Partners LP	9,635,135
170,000	Marathon Petroleum Corp.	15,582,200
1,208,852	MPLX LP	39,299,779
492,150	ONEOK, Inc.	29,401,041
1,176,600	Pembina Pipeline Corp. (Canada)	44,893,256
2,439,900	Plains All American Pipeline, LP	26,936,496
1,061,120	Targa Resources Corp.	73,334,003
691,000	TC Energy Corp. (Canada) (a)(b)	36,844,120
111,000	Valero Energy Corp.	12,295,470
1,084,000	Western Midstream Partners, LP	29,040,360
1,523,500	The Williams Companies, Inc.	51,936,115

		697,750,188

	TELECOMMUNICATIONS - 14.9%
289,000	American Tower Corp. (a)	78,269,870
2,290,700	AT&T Inc.	43,019,346
1,065,865	BCE Inc. (Canada) (a)	53,858,158
730,050	Cellnex Telecom SA (Spain)	32,448,155
1,089,400	Comcast Corp. Class A (a)	40,874,288
541,925	Crown Castle International Corp. (a)	97,904,170
70,905	Equinix, Inc.	49,898,685
2,349,500	Telus Corp. (Canada)	54,054,911
1,339,489	Verizon Communications Inc. (a)	61,870,997
782,200	Vodafone Group Plc ADR (United Kingdom)	11,545,272

		523,743,852

	Total Common Stocks & MLP Interests
	(Cost $2,785,859,234)	3,935,336,277

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2022

(Unaudited)

Par Value	Description	Value

BONDS - 15.6%

	ELECTRIC, GAS AND WATER - 8.4%
$18,500,000	American Water Capital Corp.
	3.40%, 3/01/25 (a)(b)	$18,486,070
22,000,000	Arizona Public Service Co.
	6 7/8%, 8/01/36 (a)(b)	26,507,449
10,000,000	Berkshire Hathaway Inc. (a)(b)
	8.48%, 9/15/28	12,542,753
7,000,000	CMS Energy Corp.
	3.45%, 8/15/27	6,838,621
5,000,000	Connecticut Light & Power Co.
	3.20%, 3/15/27	4,962,743
10,000,000	DPL Capital Trust II
	8 1/8%, 9/01/31	9,562,670
6,400,000	DTE Electric Co.
	3.65%, 3/15/24	6,451,341
3,000,000	Duke Energy Corp.
	3 3/4%, 4/15/24 (a)(b)	3,013,959
10,000,000	Duke Energy Corp.
	3.15%, 8/15/27	9,672,951
5,000,000	Duke Energy Ohio, Inc.
	3.65%, 2/1/29 (a)(b)	4,900,127
5,600,000	Edison International
	4 1/8%, 3/15/28	5,392,982
9,500,000	Entergy Louisiana, LLC
	5.40%, 11/01/24	9,842,013
9,970,000	Entergy Louisiana, LLC
	4.44%, 1/15/26 (a)(b)	10,206,560
7,000,000	Entergy Louisiana, LLC
	3.12%, 9/01/27	6,821,742
4,000,000	Entergy Texas, Inc.
	4.00%, 3/30/29	4,011,501
4,000,000	Essential Utilities, Inc.
	3.57%, 5/01/29 (a)(b)	3,838,130
7,000,000	Eversource Energy
	4 1/4%, 4/01/29	7,051,148
6,000,000	Exelon Corp.
	3.60%, 3/15/24 (a)(b)	6,023,714

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2022

(Unaudited)

Par Value	Description	Value

$15,000,000	Florida Power & Light Co.
	3 1/4%, 6/01/24 (a)(b)	$15,046,112
18,000,000	Interstate Power & Light
	3 1/4%, 12/01/24 (a)(b)	17,854,919
5,000,000	Nextera Energy Capital
	4.45% 6/20/25	5,160,409
19,000,000	NiSource Finance Corp.
	3.49%, 5/15/27	18,687,212
5,000,000	Ohio Power Co.
	6.60%, 2/15/33	5,891,881
15,345,000	Oncor Electric Delivery Co. LLC
	7.00%, 9/01/22	15,382,562
10,000,000	Public Service Electric
	3 3/4%, 3/15/24 (a)(b)	10,034,559
5,000,000	Public Service Electric
	3.00%, 5/15/25	4,953,196
10,000,000	Public Service Electric
	3.00%, 5/15/27	9,853,870
5,000,000	Public Service New Mexico
	3.85%, 8/01/25	4,854,292
16,300,000	Southern Power Co.
	4.15%, 12/01/25 (a)(b)	16,467,943
4,000,000	Virginia Electric & Power Co.
	2 7/8%, 7/15/29	3,785,365
2,880,000	Wisconsin Energy Corp.
	3.55%, 6/15/25 (a)(b)	2,867,919
9,000,000	Xcel Energy Inc.
	3.35%, 12/01/26 (a)(b)	8,849,038

		295,815,751

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2022

(Unaudited)

Par Value	Description	Value

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION - 4.2%
$4,000,000	Conoco Inc.
	6.95%, 4/15/29 (a)(b)	$4,709,593
20,000,000	Enbridge Inc. (Canada)
	4 1/4%, 12/01/26 (a)(b)	20,141,756
6,488,000	Energy Transfer Partners
	7.60%, 2/01/24	6,732,327
5,000,000	Energy Transfer Partners
	9.00%, 11/1/24	5,442,295
3,000,000	Energy Transfer Partners
	4.05%, 3/15/25 (a)(b)	2,976,729
8,850,000	Energy Transfer Partners
	8 1/4%, 11/15/29	10,435,193
13,500,000	Enterprise Products Operating LP
	3.35%, 3/15/23	13,506,191
6,000,000	Enterprise Products Operating LP
	3 1/8%, 7/31/29	5,597,938
5,000,000	Kinder Morgan Energy Partners, LP
	7 3/4%, 3/15/32 (a)(b)	5,898,176
10,000,000	Magellan Midstream Partners, LP
	5.00%, 3/1/26	10,307,072
11,000,000	ONEOK, Inc.
	6.00%, 6/15/35	11,104,637
4,000,000	ONEOK Partners, LP
	4.90%, 3/15/25 (a)(b)	4,055,675
16,000,000	Phillips 66
	3.90%, 3/15/28 (a)(b)	15,814,500
5,000,000	Plains All American Pipeline, LP
	4.65%, 10/15/25	5,014,072
13,500,000	Valero Energy Partners LP
	4 1/2%, 3/15/28	13,606,788
6,000,000	Williams Partners LP
	4.30%, 3/04/24 (a)(b)	6,031,856
5,000,000	Williams Partners LP
	4.55%, 6/24/24	5,053,156

		146,427,954

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2022

(Unaudited)

Par Value	Description	Value

	TELECOMMUNICATIONS - 3.0%
$4,500,000	American Tower Corp.
	5.00%, 2/15/24	$4,582,565
8,000,000	AT&T Inc.
	2.30%, 6/01/27 (a)(b)	7,468,226
15,000,000	CenturyLink Inc.
	6 7/8%, 1/15/28	13,824,375
5,900,000	Comcast Corp.
	7.05%, 3/15/33	7,291,899
5,000,000	Comcast Corp.
	7 1/8%, 2/15/28	5,809,991
10,190,000	Crown Castle International Corp.
	4.45%, 2/15/26	10,319,369
4,000,000	Digital Realty Trust, Inc.
	3.60%, 7/01/29	3,778,011
15,000,000	Koninklijke KPN NV (Netherlands)
	8 3/8%, 10/01/30 (a)(b)	18,375,762
10,000,000	Telus Corp.
	2.80% 2/16/27	9,661,869
15,500,000	Verizon Global Funding Corp.
	7 3/4%, 12/01/30	19,189,770
5,000,000	Vodafone Group Plc (United Kingdom)
	7 7/8%, 2/15/30	6,033,399

		106,335,236

	Total Bonds
	(Cost $550,763,872)	548,578,941

SHORT-TERM INVESTMENTS - 2.0%

	U.S. TREASURY BILLS - 2.0%
23,000,000	0.84%, 8/04/22 (c)	22,996,378
23,000,000	1.39%, 9/08/22 (c)	22,948,713
23,000,000	1.95%, 10/06/22 (c)	22,905,230

	Total Short-Term Investments
	(Cost $68,884,530)	68,850,321

	TOTAL INVESTMENTS - 129.4%
	(Cost $3,405,507,636)	$4,552,765,539

	Secured borrowings - (17.0)%	(598,000,000)
	Secured notes - (8.5)%	(300,000,000)
	Mandatory Redeemable Preferred Shares at liquidation value - (5.9)%	(207,000,000)
	Other assets less other liabilities - 2.0%	69,435,780

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$3,517,201,319

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

July 31, 2022

(Unaudited)

(a)	All or a portion of this security has been pledged as collateral for borrowings and made available for loan
(b)	All or a portion of this security has been loaned
(c)	Rate shown represents yield-to-maturity
*	Non-income producing

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2022:

	Level 1	Level 2
Common Stocks & MLP Interests	$3,935,336,277	—
Bonds	—	$548,578,941
Short-Term Investments	—	68,850,321
Total	$3,935,336,277	$617,429,262

There were no Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund’s website at www.dpimc.com/dnp or the Securities and Exchange Commission’s website at www.sec.gov.